Financial Instruments	9 Months Ended
May 31, 2022
Financial Instruments

21.	Financial Instruments

Fair Value of Financial Instruments

Cash and derivative warrant liabilities are classified as fair value through profit and loss. Amounts payable are classified as other financial liabilities, which are measured at amortized cost. Amounts receivable are measured at amortized cost.

The carrying value of the Company’s cash, amounts receivable, amounts payable approximate their fair value due to the relatively short-term nature of these instruments.

Fair value estimates are made at a specific point in time, based on relevant market information and information about financial instruments. These estimates are subject to and involve uncertainties and matters of significant judgment, therefore cannot be determined with precision. Changes in assumptions could significantly affect the estimates.

The Company classifies its financial instruments carried at fair value according to a three-level hierarchy that reflects the significance of the inputs used in making the fair value measurements. The three levels of fair value hierarchy are as follows:

·	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities;
·	Level 2 – Inputs other than quoted prices that are observable for assets and liabilities, either directly or indirectly; and
·	Level 3 – Inputs for assets or liabilities that are not based on observable market data.

As of May 31, 2022 and August 31, 2021, cash is recorded at fair value under level 1 within the fair value hierarchy, and derivative warrant liabilities (Note 12) are classified as level 3.

The following table shows the valuation techniques used in measuring Level 3 fair values for derivative warrant liabilities, as well as the significant unobservable inputs used.

Type	Valuation Technique	Key Inputs
Derivative warrant liabilities	The fair value of the warrant liabilities has been calculated using a Black-Scholes pricing model combined with a discounted cash flow methodology.

Key observable inputs

·  Share price (May 31, 2022: $0.34, August 31, 2021: $0.41)

· Risk-free interest rate (May 31, 2022: 2.14% to 2.77%, August 31, 2021: 0.19% to 0.67%)

·  Dividend yield (May 31, 2022: 0%, August 31, 2021: 0%)

Key unobservable inputs

·  Expected volatility (May 31, 2022: 47% to 55%, August 31, 2021: 60% to 70%)

Sensitivity Analysis

For the fair values of derivative warrant liabilities, reasonably possible changes to expected volatility, the significant unobservable input, holding other inputs constant would have the following effects:

Derivative Warrant Liabilities	May 31, 2022
Comprehensive Loss	Increase	Decrease
Expected volatility (20% movement vs. the model input)	$915	$(920)

A summary of the Company’s risk exposures as they relate to financial instruments are reflected below:

Credit Risk

Credit risk is the risk of an unexpected loss if a third party to a financial instrument fails to meet its contractual obligations. The Company is subject to credit risk on the cash balances at the bank and accounts and other receivables and the carrying value of those accounts represent the Company’s maximum exposure to credit risk. The amounts receivable consists primarily of amounts due from gold sales and government taxation authorities. The Company has not recorded an impairment or allowance for credit risk as at May 31, 2022, or August 31, 2021.

Liquidity Risk

The Company’s approach to managing liquidity risk is to ensure that it will have sufficient liquidity to meet liabilities when due. As at May 31, 2022, the Company had cash of $10.5 million, current assets of $14.7 million and current liabilities of $10.1 million. Current working capital of the Company is $4.5 million. Within working capital, current liabilities include $3.4 million in derivative liabilities which will only be settled by issuing equity of the Company. The Company has identified that further funding may be required for working capital purposes, and to finance the Company’s in-fill drilling, exploration program and development of mining assets.

Foreign Currency Risks

The Company is exposed to the financial risk related to the fluctuation of foreign exchange rates. The Company has offices in Canada, USA, and Tanzania, and holds cash mainly in Canadian, Tanzanian shillings and United States currencies. A significant change in the currency exchange rates between the US dollar relative to Canadian dollar and Tanzanian shillings could have an effect on the Company’s results of operations, financial position, or cash flows. At May 31, 2022, the Company had no hedging agreements in place with respect to foreign exchange rates. As the majority of the transactions of the Company are denominated in US and Tanzanian Shilling currencies, movements in the foreign exchange rates may not have a material impact on the consolidated statements of comprehensive income (loss).